Derivative financial instruments - Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve (Details) - Barclays Bank Group [member] - Hedges of net investment [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reserve of cash flow hedges, beginning balance	£ (123)	£ 184
Currency translation movements, cash flow hedge reserve	(5)	(8)
Hedging gains / losses for the reporting period, currency translation reseve	828	(189)
Amounts reclassified to profit or loss - In relation to cash flows affecting profit or loss, cash flow hedge reserve	(141)	(213)
Tax, cash flow hedge reserve	(171)	103
Reserve of cash flow hedges, ending balance	388	(123)
Currency translation reserve, beginning balance	3,928	3,084
Currency translation movements, currency translation reseve	(771)	803
Amounts reclassified to profit or loss - In relation to cash flows no longer expected to occur, currency translation reserve	240	0
Amounts reclassified to profit or loss - In relation to cash flows affecting profit or loss, currency translation reseve	(15)	41
Tax, currency translation reseve	0	0
Currency translation reserve, ending balance	£ 3,382	£ 3,928